Annual Total Returns[BarChart] - Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF - ETF	2015	2016	2017	2018	2019	2020
Total	(27.02%)	18.76%	5.28%	(13.20%)	11.61%	(7.86%)